ASTOR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.4%
	EQUITY - 49.9%
256,994	FT Cboe Vest US Equity Buffer ETF - February, USD Class(a)	$ 9,838,630
32,279	Invesco S&P 500 Equal Weight ETF	4,384,456
76,658	iShares MSCI Emerging Markets ex China ETF	3,695,682
178,677	SPDR Portfolio S&P 1500 Composite Stock Market ETF	9,146,476
198,099	SPDR Portfolio S&P 500 ETF	9,744,490
61,952	SPDR SSGA US Large Cap Low Volatility Index ETF	8,211,446
		45,021,180
	FIXED INCOME - 48.5%
46,924	Goldman Sachs Access Treasury 0-1 Year ETF	4,699,908
99,450	iShares 0-3 Month Treasury Bond ETF	10,014,615
217,392	Janus Henderson AAA CLO ETF	10,923,948
89,065	SPDR Bloomberg 1-3 Month T-Bill ETF	8,177,948
326,105	SPDR Bloomberg Investment Grade Floating Rate ETF	10,008,163
		43,824,582

	TOTAL EXCHANGE-TRADED FUNDS (Cost $89,766,145)	88,845,762

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.8%
	MONEY MARKET FUNDS - 1.8%
1,636,668	First American Government Obligations Fund Class X, 5.27% (Cost $1,636,668)(b)	1,636,668

	TOTAL INVESTMENTS - 100.2% (Cost $91,402,813)	$ 90,482,430
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(146,314)
	NET ASSETS - 100.0%	$ 90,336,116

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2023.

ASTOR MACRO ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 82.5%
	EQUITY - 9.7%
15,372	Alerian MLP ETF			$ 645,009
1,549	Invesco QQQ Trust Series 1			543,498
426	iShares Core MSCI EAFE ETF			26,565
337	iShares MSCI India ETF			14,572
716	iShares MSCI Poland ETF			14,212
1,571	iShares MSCI Turkey ETF			53,650
				1,297,506
	FIXED INCOME - 67.9%
12,746	iShares 20+ Year Treasury Bond ETF			1,065,311
73,046	iShares Floating Rate Bond ETF			3,717,311
34,332	iShares Short Treasury Bond ETF			3,793,686
9,222	iShares Trust iShares 1-5 Year Investment Grade			458,057
				9,034,365
	MIXED ALLOCATION - 4.9%
20,178	KFA Mount Lucas Managed Future			652,758

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,138,456)			10,984,629

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
160,342	First American Government Obligations Fund Class X, 5.27% (Cost $160,342)(a)			160,342

	TOTAL INVESTMENTS - 83.7% (Cost $11,298,798)			$ 11,144,971
	OTHER ASSETS IN EXCESS OF LIABILITIES- 16.3%			2,168,555
	NET ASSETS - 100.0%			$ 13,313,526

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
11	3 Month Euro Euribor Future(c)	06/17/2024	$ 2,805,151	$ 875
10	CME Lean Hogs Future(c)	12/14/2023	286,900	10,730
17	Montreal Exchange 3 Month Canadian Bank Acceptance(c)	06/17/2024	2,901,502	4,115
4	NYBOT CSC C Coffee Future(c)	12/18/2023	250,950	16,369
19	SFE 10 Year Australian Bond Future(c)	12/15/2023	1,304,649	(29,345)

ASTOR MACRO ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
10	Three Month SONIA Index Futures(c)	09/17/2024	$ 2,883,003	$ 4,714
1	TSE Japanese 10 Year Bond Futures(c)	12/13/2023	948,375	(11,637)
	TOTAL FUTURES CONTRACTS			$ (4,179)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
8	CBOT 10 Year US Treasury Note(c)	12/19/2023	$ 849,375	$ (516)
19	CBOT Corn Future(c)	12/14/2023	454,183	6,013
3	CBOT Soybean Future(c)	01/12/2024	196,575	(1,237)
4	CBOT Soybean Meal Future(c)	12/14/2023	172,400	(19,120)
5	CBOT Soybean Oil Future(c)	12/14/2023	154,260	18,774
10	CBOT Wheat Future(c)	12/14/2023	278,125	17,613
15	CME Australian Dollar Currency Future(c)	12/18/2023	952,800	2,475
82	CME Brazilian Real Currency Future(c)	11/30/2023	1,622,370	29,110
24	CME British Pound Currency Future(c)	12/18/2023	1,823,100	6,794
1	CME E-Mini Standard & Poor's 500 Index Future(c)	12/15/2023	210,613	(2,175)
28	CME Euro Foreign Exchange Currency Future(c)	12/18/2023	3,710,875	17,706
11	CME Japanese Yen Currency Future(c)	12/18/2023	913,894	14,506
8	CME Live Cattle Future(c)	12/29/2023	587,360	8,060
61	CME South African Rand Currency Future(c)	12/18/2023	1,629,463	(34,350)
6	Eurex 10 Year Euro BUND Future(c)	12/07/2023	819,071	1,086
7	Long Gilt Future(c)	12/27/2023	792,523	1,701
10	Montreal Exchange 10 Year Canadian Bond Future(c)	12/18/2023	828,766	(4,083)
11	NYBOT CSC Cocoa Future(c)	12/13/2023	419,870	600
6	NYBOT CSC Number 11 World Sugar Future(c)	02/29/2024	182,045	1,109
10	NYBOT CTN Number 2 Cotton Future(c)	12/06/2023	406,100	21,795
5	NYMEX Henry Hub Natural Gas Futures(c)	11/28/2023	178,750	(800)
3	NYMEX Light Sweet Crude Oil Future(c)	04/22/2024	235,410	7,170
2	NYMEX NY Harbor ULSD Futures(c)	11/30/2023	244,440	50
2	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	11/30/2023	186,253	1,831
	TOTAL FUTURES CONTRACTS			$ 94,112

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SONIA	- Sterling Overnight Index Average

(a)	Rate disclosed is the seven day effective yield as of October 31, 2023.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(c)	All or a portion of this investment is a holding of the AMA (AMA Fund Limited).

ASTOR SECTOR ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 53.8%
17,250	Consumer Discretionary Select Sector SPDR Fund	$ 2,623,725
26,877	Consumer Staples Select Sector SPDR Fund	1,823,873
12,900	Energy Select Sector SPDR Fund	1,098,951
20,185	Industrial Select Sector SPDR Fund	1,985,397
7,664	Materials Select Sector SPDR Fund	582,924
21,107	Vanguard Communication Services ETF	2,184,996
		10,299,866
	FIXED INCOME - 44.3%
50,234	Blackrock Short Maturity Bond	2,507,681
7,971	Goldman Sachs Access Treasury 0-1 Year ETF	798,375
21,757	iShares Short Treasury Bond ETF	2,404,149
90,188	SPDR Blbg Investment Grade Floating Rate ETF	2,767,870
		8,478,075

	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,157,086)	18,777,941

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUNDS - 0.9%
166,762	First American Government Obligations Fund Class X, 5.27% (Cost $166,762)(a)	166,762

	TOTAL INVESTMENTS - 99.0% (Cost $19,323,848)	$ 18,944,703
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	186,078
	NET ASSETS - 100.0%	$ 19,130,781

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2023.